Pension schemes - Amounts recognized in statement of comprehensive income (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Gains and losses arising during the year:
Actuarial gains/(losses) on defined benefit pension schemes	£ 43	£ (75)	£ 164
Net defined benefit liability (asset)	(21)	63
Present value of defined benefit obligation
Gains and losses arising during the year:
Experience (losses)/gains	(23)	(11)	(88)
Net defined benefit liability (asset)	3,513	3,806	3,752
Present value of defined benefit obligation | Discount rates
Gains and losses arising during the year:
Actuarial (losses)/gains	374	(145)	2,000
Present value of defined benefit obligation | Inflation
Gains and losses arising during the year:
Actuarial (losses)/gains	(36)	15	32
Present value of defined benefit obligation | Other actuarial assumptions
Gains and losses arising during the year:
Actuarial (losses)/gains	(17)	50	1
Fair value of scheme assets
Gains and losses arising during the year:
Experience (losses)/gains	(273)	35	(1,820)
Net defined benefit liability (asset)	(3,544)	(3,771)	(3,706)
Net pension obligation, before impact of asset ceiling
Gains and losses arising during the year:
Actuarial gains/(losses) on defined benefit pension schemes	25	(56)	125
Net defined benefit liability (asset)	(31)	35	£ 46
Impact of asset ceiling
Gains and losses arising during the year:
Actuarial gains/(losses) on defined benefit pension schemes	18	(19)
Net defined benefit liability (asset)	£ 10	£ 28